Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series I
Entity Central Index Key	0000722574
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Advisor Mid Cap II Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class Z
Trading Symbol	FZAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Stock picks in consumer staples and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Vertiv Holdings (+142%). This period we decreased our stake in the stock. An overweight in Deckers Outdoor (+81%) helped as well. We decreased our position in 2024. A non-benchmark holding in Howmet Aerospace gained 112% and further bolstered the fund's result. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash also detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the largest individual relative detractor. A stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. Another notable relative detractor was our position in Emcor (+111%), an investment we established this period.
•Notable changes in positioning include higher allocations to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class Z $10,000 $9,862 $11,052 $13,341 $11,375 $14,086 $16,741 $20,989 $17,909 $20,627 $24,206 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 17.35% 11.44% 9.24% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,551,980,039
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 9,939,485
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,551,980,039
Number of Holdings	180
Total Advisory Fee	$9,939,485
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.0 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.8 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Foods Holding Corp 1.5 Reinsurance Group of America Inc 1.4 East West Bancorp Inc 1.4 ITT Inc 1.3 Williams-Sonoma Inc 1.3 Wintrust Financial Corp 1.3 Performance Food Group Co 1.2 Primerica Inc 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap II Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class C
Trading Symbol	FIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 185	1.71%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Stock picks in consumer staples and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Vertiv Holdings (+142%). This period we decreased our stake in the stock. An overweight in Deckers Outdoor (+81%) helped as well. We decreased our position in 2024. A non-benchmark holding in Howmet Aerospace gained 112% and further bolstered the fund's result. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash also detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the largest individual relative detractor. A stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. Another notable relative detractor was our position in Emcor (+111%), an investment we established this period.
•Notable changes in positioning include higher allocations to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class C $10,000 $9,743 $10,789 $12,867 $10,844 $13,272 $15,576 $19,300 $16,268 $18,660 $21,817 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 15.08% 10.11% 8.11% Class C 16.08% 10.11% 8.11% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,551,980,039
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 9,939,485
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,551,980,039
Number of Holdings	180
Total Advisory Fee	$9,939,485
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.0 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.8 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Foods Holding Corp 1.5 Reinsurance Group of America Inc 1.4 East West Bancorp Inc 1.4 ITT Inc 1.3 Williams-Sonoma Inc 1.3 Wintrust Financial Corp 1.3 Performance Food Group Co 1.2 Primerica Inc 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap II Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class A
Trading Symbol	FIIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Stock picks in consumer staples and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Vertiv Holdings (+142%). This period we decreased our stake in the stock. An overweight in Deckers Outdoor (+81%) helped as well. We decreased our position in 2024. A non-benchmark holding in Howmet Aerospace gained 112% and further bolstered the fund's result. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash also detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the largest individual relative detractor. A stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. Another notable relative detractor was our position in Emcor (+111%), an investment we established this period.
•Notable changes in positioning include higher allocations to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,251 $10,324 $12,414 $10,540 $12,997 $15,381 $19,214 $16,328 $18,729 $21,898 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 10.20% 9.69% 8.15% Class A (without 5.75% sales charge) 16.92% 11.00% 8.80% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,551,980,039
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 9,939,485
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,551,980,039
Number of Holdings	180
Total Advisory Fee	$9,939,485
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.0 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.8 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Foods Holding Corp 1.5 Reinsurance Group of America Inc 1.4 East West Bancorp Inc 1.4 ITT Inc 1.3 Williams-Sonoma Inc 1.3 Wintrust Financial Corp 1.3 Performance Food Group Co 1.2 Primerica Inc 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap II Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class M
Trading Symbol	FITIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 131	1.21%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Stock picks in consumer staples and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Vertiv Holdings (+142%). This period we decreased our stake in the stock. An overweight in Deckers Outdoor (+81%) helped as well. We decreased our position in 2024. A non-benchmark holding in Howmet Aerospace gained 112% and further bolstered the fund's result. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash also detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the largest individual relative detractor. A stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. Another notable relative detractor was our position in Emcor (+111%), an investment we established this period.
•Notable changes in positioning include higher allocations to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,453 $10,523 $12,618 $10,693 $13,155 $15,530 $19,347 $16,408 $18,773 $21,888 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 12.51% 9.93% 8.15% Class M (without 3.50% sales charge) 16.59% 10.72% 8.53% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,551,980,039
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 9,939,485
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,551,980,039
Number of Holdings	180
Total Advisory Fee	$9,939,485
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.0 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.8 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Foods Holding Corp 1.5 Reinsurance Group of America Inc 1.4 East West Bancorp Inc 1.4 ITT Inc 1.3 Williams-Sonoma Inc 1.3 Wintrust Financial Corp 1.3 Performance Food Group Co 1.2 Primerica Inc 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid Cap II Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mid Cap II Fund
Class Name	Fidelity Advisor® Mid Cap II Fund Class I
Trading Symbol	FIIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mid Cap II Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the year, led by the consumer discretionary sector. Stock picks in consumer staples and financials also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Vertiv Holdings (+142%). This period we decreased our stake in the stock. An overweight in Deckers Outdoor (+81%) helped as well. We decreased our position in 2024. A non-benchmark holding in Howmet Aerospace gained 112% and further bolstered the fund's result. The stock was not held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Also hurting our result was security selection in energy and utilities. Lastly, the fund's position in cash also detracted.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the largest individual relative detractor. A stake in Super Micro Computer (+276%) also hurt. The stock was not held at period end. Another notable relative detractor was our position in Emcor (+111%), an investment we established this period.
•Notable changes in positioning include higher allocations to the health care and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2014 through December 31, 2024. Initial investment of $10,000. Class I $10,000 $9,848 $11,020 $13,285 $11,319 $13,995 $16,609 $20,801 $17,728 $20,392 $23,894 S&P MidCap 400® Index $10,000 $9,782 $11,811 $13,730 $12,208 $15,407 $17,511 $21,847 $18,993 $22,115 $25,196 Russell 3000® Index $10,000 $10,048 $11,327 $13,721 $13,002 $17,035 $20,593 $25,877 $20,907 $26,334 $32,604 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 17.17% 11.29% 9.10% S&P MidCap 400® Index 13.93% 10.34% 9.68% Russell 3000® Index 23.81% 13.86% 12.55% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,551,980,039
Holdings Count | shares	180
Advisory Fees Paid, Amount	$ 9,939,485
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,551,980,039
Number of Holdings	180
Total Advisory Fee	$9,939,485
Portfolio Turnover	52%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 20.1 Industrials 18.0 Consumer Discretionary 12.3 Health Care 11.7 Information Technology 9.8 Real Estate 6.5 Energy 6.0 Materials 5.2 Consumer Staples 4.9 Utilities 3.4 Communication Services 1.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 2.2 Israel 1.6 United Kingdom 1.6 Belgium 0.9 Puerto Rico 0.8 Brazil 0.4 Italy 0.4 France 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 2.2 Israel - 1.6 United Kingdom - 1.6 Belgium - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Italy - 0.4 France - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Foods Holding Corp 1.5 Reinsurance Group of America Inc 1.4 East West Bancorp Inc 1.4 ITT Inc 1.3 Williams-Sonoma Inc 1.3 Wintrust Financial Corp 1.3 Performance Food Group Co 1.2 Primerica Inc 1.2 AptarGroup Inc 1.2 Wix.com Ltd 1.2 13.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec